Discontinued Operations (Discontinued Operations) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Discontinued Operations [Line Items]
Revenues		¥ 2,214		¥ 26,607
Income from discontinued operations, net	¥ 0	463	[1]	12,182	[1]
Provision for income taxes	0	(166)		(4,681)
Discontinued operations, net of applicable tax effect	¥ 0	¥ 297		¥ 7,501

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2014 and 2015 were net gain of ¥14,600 million and ¥362 million, respectively.